Deferred Income Tax Assets and Liabilities (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets and Liabilities (Details) [Line Items]
Income tax relating to components of other comprehensive income	S/ 5,557,000	S/ 5,659,000	S/ 3,308,000
Tax loss carryforward	24,085,000	22,230,000
Other temporary differences [member]
Deferred Income Tax Assets and Liabilities (Details) [Line Items]
Increase (decrease) in deferred tax liability (asset)	S/ 83,079,000	S/ 80,357,000